Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 6	$ 6
Amortization expense for intangible assets, 2024	76
Amortization expense for intangible assets, 2025	75
Amortization expense for intangible assets, 2026	72
Amortization expense for intangible assets, 2027	69
Amortization expense for intangible assets, 2028	$ 62